Share-based payments - Vesting schedule of SARs (Details) - SARs - cash settled $ in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Share-based payments
Shares outstanding	5,358,053
Cash payment related to key employees related to SARs plan | $	$ 6,021	$ 31,261	$ 31,090
Vesting / Exercisable within one year
Share-based payments
Shares outstanding	2,766,811
Vesting / Exercisable within two years
Share-based payments
Shares outstanding	1,649,493
Vesting / Exercisable within three years
Share-based payments
Shares outstanding	941,749